Short-Term Borrowings (Details) - Short-term bank loans		12 Months Ended
		Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 14,469,670	$ 16,520,781	¥ 102,930,000	¥ 106,450,000
Amount - USD		14,469,670	16,520,781	102,930,000	106,450,000
Bank of Nanjing [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	1,405,778		10,000,000
Amount - USD	[1]	$ 1,405,778		¥ 10,000,000
Issuance Date	[1]	Jul. 05, 2022
Expiration Date	[1]	Jul. 03, 2023
Interest	[1]	3.70%		3.70%
Bank of Nanjing 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[2]	$ 969,987		¥ 6,900,000
Amount - USD	[2]	$ 969,987		¥ 6,900,000
Issuance Date	[2]	Oct. 13, 2021
Expiration Date	[2]	Oct. 12, 2022
Interest	[2]	4.35%		4.35%
Bank of Nanjing 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 702,889		¥ 5,000,000
Amount - USD	[1]	$ 702,889		¥ 5,000,000
Issuance Date	[1]	May 24, 2022
Expiration Date	[1]	May 19, 2023
Interest	[1]	3.80%		3.80%
Bank of Communications [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 857,524		¥ 6,100,000
Amount - USD		$ 857,524		¥ 6,100,000
Issuance Date		Jul. 26, 2022
Expiration Date		Jul. 25, 2023
Interest		3.70%		3.70%
Bank of Communications 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 281,156		¥ 2,000,000
Amount - USD		$ 281,156		¥ 2,000,000
Issuance Date		Aug. 04, 2022
Expiration Date		Aug. 02, 2023
Interest		3.70%		3.70%
Bank of Communications 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 587,614		¥ 4,180,000
Amount - USD		$ 587,614		¥ 4,180,000
Issuance Date		Sep. 19, 2022
Expiration Date		Sep. 15, 2023
Interest		3.65%		3.65%
Bank of Communications 3 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 421,733		¥ 3,000,000
Amount - USD		$ 421,733		¥ 3,000,000
Issuance Date		Sep. 19, 2022
Expiration Date		Sep. 15, 2023
Interest		3.65%		3.65%
Bank of Communications 4 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 309,271		¥ 2,200,000
Amount - USD		$ 309,271		¥ 2,200,000
Issuance Date		Apr. 25, 2022
Expiration Date		Apr. 23, 2023
Interest		3.70%		3.70%
Bank of Communications 5 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,096,507		¥ 7,800,000
Amount - USD		$ 1,096,507		¥ 7,800,000
Issuance Date		Apr. 24, 2022
Expiration Date		Apr. 21, 2023
Interest		3.70%		3.70%
Bank of Chengdu [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 984,044		¥ 7,000,000
Amount - USD		$ 984,044		¥ 7,000,000
Issuance Date		May 20, 2022
Expiration Date		May 19, 2023
Interest		4.55%		4.55%
Bank of Chengdu 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 702,889		¥ 5,000,000
Amount - USD	[1]	$ 702,889		¥ 5,000,000
Issuance Date	[1]	Mar. 24, 2022
Expiration Date	[1]	Mar. 23, 2023
Interest	[1]	4.55%		4.55%
Zijin Rural Commercial Bank [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 281,156		¥ 2,000,000
Amount - USD		$ 281,156		¥ 2,000,000
Issuance Date		Mar. 17, 2022
Expiration Date		Mar. 16, 2023
Interest		4.45%		4.45%
Bank of China [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 421,733		¥ 3,000,000
Amount - USD	[1]	$ 421,733		¥ 3,000,000
Issuance Date	[1]	Aug. 10, 2022
Expiration Date	[1]	Aug. 03, 2023
Interest	[1]	3.70%		3.70%
Bank of China 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[1]	$ 1,405,778		¥ 10,000,000
Amount - USD	[1]	$ 1,405,778		¥ 10,000,000
Issuance Date	[1]	Aug. 19, 2022
Expiration Date	[1]	Aug. 19, 2023
Interest	[1]	3.90%		3.90%
Bank of Jiangsu [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,405,778		¥ 10,000,000
Amount - USD		$ 1,405,778		¥ 10,000,000
Issuance Date		Aug. 11, 2022
Expiration Date		Aug. 10, 2023
Interest		4.36%		4.36%
Bank of Ningbo [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 1,265,200		¥ 9,000,000
Amount - USD		$ 1,265,200		¥ 9,000,000
Issuance Date		Jun. 23, 2022
Expiration Date		Jun. 20, 2023
Interest		4.20%		4.20%
Bank of Yongfeng
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[3]	$ 667,744		¥ 4,750,000
Amount - USD	[3]	$ 667,744		¥ 4,750,000
Issuance Date	[3]	Apr. 01, 2022
Expiration Date	[3]	Sep. 16, 2022
Interest	[3]	4.90%		4.90%
Bank of Yongfeng 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB		$ 702,889		¥ 5,000,000
Amount - USD		$ 702,889		¥ 5,000,000
Issuance Date		Aug. 25, 2022
Expiration Date		Feb. 24, 2023
Interest		4.20%		4.20%
Bank of Nanjing 3 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[3],[4]		1,396,778		9,000,000
Amount - USD	[3],[4]		$ 1,396,778		¥ 9,000,000
Issuance Date	[3],[4]		Apr. 19, 2021
Expiration Date	[3],[4]		Apr. 04, 2022
Interest	[3],[4]		4.35%		4.35%
Bank of Nanjing 4 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 946,705		¥ 6,100,000
Amount - USD	[4]		$ 946,705		¥ 6,100,000
Issuance Date	[4]		Jul. 09, 2021
Expiration Date	[4]		Jul. 04, 2022
Interest	[4]		4.35%		4.35%
Bank of Nanjing 5 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 1,070,863		¥ 6,900,000
Amount - USD	[4]		$ 1,070,863		¥ 6,900,000
Issuance Date	[4]		Oct. 10, 2020
Expiration Date	[4]		Oct. 08, 2021
Interest	[4]		5.66%		5.66%
Bank of Nanjing 6 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 465,593		¥ 3,000,000
Amount - USD	[4]		$ 465,593		¥ 3,000,000
Issuance Date	[4]		May 26, 2021
Expiration Date	[4]		May 19, 2022
Interest	[4]		4.05%		4.05%
Bank of Nanjing 7 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 310,395		¥ 2,000,000
Amount - USD	[4]		$ 310,395		¥ 2,000,000
Issuance Date	[4]		May 24, 2021
Expiration Date	[4]		May 19, 2022
Interest	[4]		4.05%		4.05%
Bank of Jiangsu 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 465,593		¥ 3,000,000
Amount - USD			$ 465,593		¥ 3,000,000
Issuance Date			Mar. 05, 2021
Expiration Date			Mar. 04, 2022
Interest			4.36%		4.36%
Bank of Communications 6 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 310,395		¥ 2,000,000
Amount - USD			$ 310,395		¥ 2,000,000
Issuance Date			Jun. 29, 2021
Expiration Date			Jun. 28, 2022
Interest			4.35%		4.35%
Bank of Communications 7 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 465,593		¥ 3,000,000
Amount - USD			$ 465,593		¥ 3,000,000
Issuance Date			Jul. 30, 2021
Expiration Date			Jul. 29, 2022
Interest			4.35%		4.35%
Bank of Communications 8 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 310,395		¥ 2,000,000
Amount - USD			$ 310,395		¥ 2,000,000
Issuance Date			Jul. 30, 2021
Expiration Date			Jan. 29, 2022
Interest			4.35%		4.35%
Bank of Communications 9 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 465,593		¥ 3,000,000
Amount - USD			$ 465,593		¥ 3,000,000
Issuance Date			Sep. 23, 2021
Expiration Date			Sep. 22, 2022
Interest			4.35%		4.35%
China Citic Bank [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 775,988		¥ 5,000,000
Amount - USD			$ 775,988		¥ 5,000,000
Issuance Date			Aug. 06, 2021
Expiration Date			Aug. 06, 2022
Interest			4.50%		4.50%
Bank of Chengdu 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[5]		$ 775,988		¥ 5,000,000
Amount - USD	[5]		$ 775,988		¥ 5,000,000
Issuance Date	[5]		May 27, 2021
Expiration Date	[5]		Nov. 26, 2021
Interest	[5]		8.50%		8.50%
Bank of Chengdu 4 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[5]		$ 775,988		¥ 5,000,000
Amount - USD	[5]		$ 775,988		¥ 5,000,000
Issuance Date	[5]		Jul. 14, 2021
Expiration Date	[5]		Jan. 13, 2022
Interest	[5]		8.50%		8.50%
Bank of Chengdu 5 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 775,988		¥ 5,000,000
Amount - USD			$ 775,988		¥ 5,000,000
Issuance Date			Jan. 25, 2021
Expiration Date	[2]		Jan. 24, 2022
Interest			4.55%		4.55%
Bank of Chengdu 6 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 1,086,383		¥ 7,000,000
Amount - USD			$ 1,086,383		¥ 7,000,000
Issuance Date			Apr. 26, 2021
Expiration Date			Apr. 25, 2022
Interest			4.55%		4.55%
Bank of Chengdu 7 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB			$ 465,593		¥ 3,000,000
Amount - USD			$ 465,593		¥ 3,000,000
Issuance Date			Jul. 15, 2021
Expiration Date			Jul. 14, 2022
Interest			4.55%		4.55%
China Everbright Bank [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 775,988		¥ 5,000,000
Amount - USD	[4]		$ 775,988		¥ 5,000,000
Issuance Date	[4]		Mar. 31, 2021
Expiration Date	[4]		Mar. 30, 2022
Interest	[4]		4.35%		4.35%
China Everbright Bank 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 1,195,021		¥ 7,700,000
Amount - USD	[4]		$ 1,195,021		¥ 7,700,000
Issuance Date	[4]		Aug. 30, 2021
Expiration Date	[4]		Aug. 29, 2022
Interest	[4]		4.35%		4.35%
Zijin Rural Commercial Bank 1 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 737,188		¥ 4,750,000
Amount - USD	[4]		$ 737,188		¥ 4,750,000
Issuance Date	[4]		Mar. 24, 2021
Expiration Date	[4]		Mar. 24, 2022
Interest	[4]		4.35%		4.35%
Zijin Rural Commercial Bank 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 310,395		¥ 2,000,000
Amount - USD	[4]		$ 310,395		¥ 2,000,000
Issuance Date	[4]		Mar. 26, 2021
Expiration Date	[4]		Mar. 25, 2022
Interest	[4]		4.35%		4.35%
Bank of China 2 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 155,198		¥ 1,000,000
Amount - USD	[4]		$ 155,198		¥ 1,000,000
Issuance Date	[4]		Jul. 07, 2021
Expiration Date	[4]		Jul. 05, 2022
Interest	[4]		4.20%		4.20%
Bank of China 3 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 620,790		¥ 4,000,000
Amount - USD	[4]		$ 620,790		¥ 4,000,000
Issuance Date	[4]		Jul. 15, 2021
Expiration Date	[4]		Jul. 11, 2022
Interest	[4]		4.20%		4.20%
Bank of China 4 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 310,395		¥ 2,000,000
Amount - USD	[4]		$ 310,395		¥ 2,000,000
Issuance Date	[4]		Jul. 15, 2021
Expiration Date	[4]		Jul. 11, 2022
Interest	[4]		4.20%		4.20%
Bank of China 5 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 1,117,422		¥ 7,200,000
Amount - USD	[4]		$ 1,117,422		¥ 7,200,000
Issuance Date	[4]		May 24, 2021
Expiration Date	[4]		May 24, 2022
Interest	[4]		3.90%		3.90%
Bank of China 6 [Member]
Short-Term Borrowings (Details) - Short-term bank loans [Line Items]
Amount - RMB	[4]		$ 434,553		¥ 2,800,000
Amount - USD	[4]		$ 434,553		¥ 2,800,000
Issuance Date	[4]		Jun. 23, 2021
Expiration Date	[4]		Jun. 23, 2022
Interest	[4]		3.90%		3.90%

[1]	As of September 30, 2022, a total of $5,215,436 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2022.
[2]	All short-term borrowings as of September 30, 2021 were repaid or renewed upon maturity.
[3]	These short-term borrowings were repaid and renewed upon maturity.
[4]	As of September 30, 2021, a total of $9,847,286 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the fiscal year ended September 30, 2021.
[5]	The loans from Bank of Chengdu with an annual interest rate of 8.50% were guaranteed by Chengdu Juyuan Financing Co., Ltd. (“Chengdu Juyuan”). The interest rate 8.50% includes interests paid to Bank of Chendu and guarantee fee paid to Chengdu Juyuan.